[Transamerica Life Insurance Company Letterhead]

September 11, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Retirement Builder Variable Annuity Account

File No. 811-07689, CIK 0001016809

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies: Variable Insurance Products Fund, AIM Variable Insurance Funds, Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Davis Variable Account Fund, Inc., Evergreen Variable Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Putnam Variable Trust, AllianceBernstein Variable Products Series Fund, Inc., AEGON/Transamerica Series Fund, Inc., Nations Separate Account Trust and One Group Investment Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 29, 2003, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494);

•	On August 29, 2003, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016);

Securities and Exchange Commission

September 11, 2003

•	On August 29, 2003, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384);

•	On August 26, 2003, AIM Variable Insurance Funds, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On September 3, 2003, Dreyfus Stock Index Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000846800);

•	On September 4, 2003, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383);

•	On August 25, 2003, MFS® Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000918571);

•	On August 27, 2003, Oppenheimer Variable Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737);

•	On August 26, 2003, Davis Variable Account Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0001084060);

•	On August 25, 2003, Evergreen Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000928754);

•	On August 28, 2003, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000912577);

•	On August 29, 2003, Franklin Templeton Variable Insurance Products Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000837274);

Securities and Exchange Commission

September 11, 2003

•	On August 27, 2003, Putnam Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000822671);

•	On August 29, 2003, AllianceBernstein Variable Products Series Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

•	On September 9, 2003, AEGON/Transamerica Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

•	On September 8, 2003 Nations Separate Account Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001049787); and

•	On September 10, 2003, One Group Investment Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000909221).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Darin D. Smith

Darin D. Smith

Assistant General Counsel

Financial Markets Group